Deferred income tax (Details Textual) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Deferred income tax [Abstract]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 277.0	$ 257.3